CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

4. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2020 and 2021 consisted of the following:

	2020	2021	2021
	RUB	RUB	$
Cash	60,006	34,012	457.8
Cash equivalents:
Bank deposits	72,369	45,214	608.6
Other cash equivalents	23	49	0.7
Total cash and cash equivalents	132,398	79,275	1,067.1

Current expected credit losses for cash, cash equivalents, term deposits, funds receivable and other financial assets were immaterial for the year ended December 31, 2021. All of the Company’s cash is held at financial institutions that management believes to be of high credit quality.

Accounts Receivable, Net

Accounts receivable as of December 31, 2020 and 2021 consisted of the following:

	2020	2021	2021
	RUB	RUB	$
Trade accounts receivable	27,238	46,284	623.0
Allowance for credit losses	(1,798)	(2,716)	(36.6)
Total accounts receivable, net	25,440	43,568	586.4

Movements in the allowance for expected current credit losses on trade receivables for the years ended December 31, 2020 and 2021 were as follows:

	2020	2021	2021
	RUB	RUB	$
Balance at the beginning of the period	815	1,798	24.2
Adoption of ASU No. 2016-13	214	—	—
Current period provision for expected credit losses	865	1,235	16.6
Write-off	(179)	(306)	(4.1)
Foreign exchange difference	83	(11)	(0.1)
Balance at the end of the period	1,798	2,716	36.6

The Company’s past due receivables exceeding one year were in the amount of RUB 1,665 ($22.4) as of December 31, 2021.

Other Current Assets

Other current assets as of December 31, 2020 and 2021 consisted of the following:

	2020	2021	2021
	RUB	RUB	$
Prepaid income tax	1,484	2,272	30.6
Loans to employees	1,238	1,674	22.5
Other receivables	819	859	11.6
Contract assets	—	659	8.9
Loans granted to third parties	528	509	6.9
Interest receivable	426	308	4.1
Sales financing receivables	—	266	3.6
Prepaid other taxes	148	202	2.7
Loans granted to related parties (Note 18)	6	39	0.5
Restricted cash	29	1	—
Current content assets	499	—	—
Other	200	499	6.7
Total other current assets	5,377	7,288	98.1

The accrued interest receivable is excluded from the amortized cost basis of financing receivables. The Company did not write-off any accrued interest receivable during the twelve months ended December 31, 2020 and 2021.

Other Non-current Assets

Other non-current assets as of December 31, 2020 and 2021 consisted of the following:

	2020	2021	2021
	RUB	RUB	$
Loans to employees	3,855	5,241	70.5
VAT reclaimable	718	884	11.9
Contract assets	234	874	11.8
Other receivables	—	427	5.7
Loans granted to related parties (Note 18)	32	290	3.9
Restricted cash	19	123	1.7
Loans granted to third parties	18	4	0.1
Other non-current assets	17	—	—
Total other non-current assets	4,893	7,843	105.6

The loans granted to third parties, current and non-current as of December 31, 2021 represent RUB denominated loans bearing interest of 3%-15% which are expected to be fully repaid in 2022–2025, along with accrued interest.

Investments in marketable equity securities

As of December 31, 2021 investments in current marketable equity securities in the amount of RUB 4,049 consisted of investments made for treasury purposes. The Company measured those investments at fair value with the changes recognized in earnings within the Other income/(loss), net line in the consolidated statements of operations.

Equity method investments

The Company's equity method investments as of December 31, 2020 and December 31, 2021 consisted of the following:

	2020	2021	2021
	RUB	RUB	$
ClickHouse Inc	—	6,521	87.8
venture capital fund	—	2,347	31.6
other technology companies	—	557	7.5
Total equity method investments	—	9,425	126.9

As of December 31, 2021 the Company's equity method investments consisted principally of an investment in ClickHouse Inc in the amount of RUB 6,521 ($87.8), including cash investments in the amount of $39.9 (RUB 2,820 at the exchange rate as of payment dates) and gain on the Company’ share dilution of $49.3 (RUB 3,459 at the exchange rate as of transaction date) recognized in income/(loss) from equity method investments in the consolidated statements of operations.

Gains/(losses) on equity securities accounted for under the equity method are summarized below:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
ClickHouse Inc	—	—	3,354	45.1
Venture capital fund	—	—	3,014	40.6
Yandex Market B.V.	(4,330)	(2,470)	—	—
Yandex.Money	455	316	—	—
Other	(11)	(21)	(1)	—
Net (losses)/gains recognized during the period on equity method investments	(3,886)	(2,175)	6,367	85.7

Accounts payable, accrued and other liabilities

Accounts payable and accrued liabilities as of December 31, 2020 and 2021 comprised the following:

	2020	2021	2021
	RUB	RUB	$
Trade accounts payable and accrued liabilities	27,321	57,874	779.0
Operating lease liabilities, current (Note 8)	8,620	10,525	141.7
Salary and other compensation expenses payable/accrued to employees	4,046	6,022	81.0
Content liabilities	3,326	5,410	72.8
Liabilities under the reverse factoring program	—	3,110	41.9
Finance lease liability, current (Note 8)	321	1,467	19.7
Bank deposits and liabilities	—	87	1.2
Accounts payable, accrued and other liabilities	43,634	84,495	1,137.3

Interest income

The following table presents the components of interest income for the periods presented:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Bank deposits	2,755	3,279	3,720	50.1
Other	560	590	895	12.0
Total interest income	3,315	3,869	4,615	62.1

Other Income/(Loss), Net

The following table presents the components of other income/(loss), net for the periods presented:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Foreign exchange gains/(losses)	(1,288)	2,752	235	3.2
Contribution to a not-for-profit organization	—	—	(1,500)	(20.2)
Income from investments in venture capital fund	—	89	667	9.0
Loss on divestment of Yandex.Money	—	(926)	—	—
Other	94	406	(619)	(8.3)
Total other income/(loss), net	(1,194)	2,321	(1,217)	(16.3)

Income and non-income taxes payable

The Income and non-income taxes payable line of consolidated balance sheets includes income taxes payable in the amount of RUB 454 and RUB 1,201 ($16.2) as of December 31, 2020 and 2021, respectively.

Reclassifications Out of Accumulated Other Comprehensive Income

Reclassifications of losses out of accumulated other comprehensive income for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Location	2019	2020	2021	2021
		RUB	RUB	RUB	$
Foreign Currency Translation Adjustment, net of tax of nil	Other income/(loss), net	—	893	—	—

For the year ended December 31, 2020, the reclassifications resulted from the sale of a 25% plus one ruble interest in the charter capital of Yandex.Money.